WARRANTS (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Warrants Tables
Warrants assumptions utilized by the Company
	2012	2011
Risk-free interest rate	0.70% - 2.23%	3.36% - 3.75%
Expected dividend yield	—	—
Expected term (contractual term)	0.06 - 5 years	2 years
Forfeiture rate	—	—
Expected volatility	123% - 144%	142%

Outstanding Warrants
	Number of Shares Exercisable	Exercise Price	Date of Expiration
Outstanding warrants accounted for as derivative warrant liability:
Granted to debt holder	400,000	$20.00	8/31/2017
Granted to debt holder	100,000	21.30	9/20/2017
Granted to debt holder	50,000	22.70	10/17/2017
Granted to debt holder	150,000	21.10	11/6/2017
Total outstanding warrants accounted for as derivative warrant liability	700,000
Weighted average exercise price		$20.61
Weighted average time to expiration in years			3.98 years

Outstanding warrants accounted for as equity:
Granted to investors in private placement of preferred stock	3,228	$10.00	9/30/2013
Granted to investors in private placement of preferred stock	19,834	15.00	10/28/2013
Granted to investors in private placement of preferred stock	39,000	7.50	2/28/2014
Granted to vendor	6,000	6.00	3/15/2014
Granted to investors in private placement	40,000	15.90	6/30/2014
Granted to investors in private placement	76,800	20.00	11/13/2014
Granted to placement agent in private placement	25,695	15.00	11/13/2014
Granted to investors in private placement	6,300	20.00	12/3/2014
Granted to investors in private placement	34,146	22.50	2/9/2015
Granted to placement agents in private placement	2,853	22.50	2/9/2015
Granted to investor in private placement	638	22.50	3/18/2015
Granted to investors in private placement	95,960	30.00	12/7/2014
Total outstanding warrants accounted for as equity	350,454
Weighted average exercise price		$20.17
Weighted average time to expiration in years			0.96 years

Totals for all warrants outstanding:
Total	1,050,454
Weighted average exercise price		$20.46
Weighted average time to expiration in years			2.97 years

	Number of
	Shares	Exercise	Date of
	Exercisable	Price	Expiration
Outstanding warrants in derivative warrant liability:
Granted to financial investment advisor	750	$12.60	2/11/2013
Granted to investors in private placement	15,499	$5.00	2/11/2013
Granted to investors in private placement	19,767	$14.40	3/24/2013
Granted to debtor as a Commitment warrant	400,000	$20.00	8/31/2017
Granted to debtor as a Draw warrant	100,000	$21.30	9/20/2017
Granted to debtor as a Draw warrant	50,000	$22.70	10/17/2017
Granted to debtor as a Draw warrant	150,000	$21.10	11/6/2017
Total outstanding warrants accounted for as derivative warrant liability	736,016
Weighted average exercise price		$20.10
Weighted average time to expiration in years			4.50 years
Outstanding warrants in equity:
Granted to investors in private placement of preferred stock	3,225	$10.00	9/30/2013
Granted to investors in private placement of preferred stock	19,833	$15.00	10/28/2013
Granted to investors in private placement of preferred stock	39,000	$7.50	2/28/2014
Granted to vendor	6,000	$6.00	3/15/2014
Granted to investors in private placement	40,000	$15.90	6/30/2014
Granted to investors in private placement	76,800	$20.00	11/13/2014
Granted to placement agent in private placement	25,690	$15.00	11/13/2014
Granted to investors in private placement	6,300	$20.00	12/3/2014
Granted to investors in private placement	34,133	$22.50	2/9/2015
Granted to placement agents in private placement	2,850	$22.50	2/9/2015
Granted to investor in private placement	637	$22.50	3/18/2015
Granted to financial investment advisor	10,000	$15.00	2/10/2013
Granted to financial investment advisor	1,037	$20.00	3/3/2013
Granted to investors in private placement	24,575	$15.00	1/4/2013
Granted to investors in private placement	24,575	$25.00	1/4/2013
Granted to placement agent in private placement	1,812	$15.00	1/4/2013
Granted to placement agent in private placement	1,812	$25.00	1/4/2013
Granted to investors in private placement	25,500	$15.00	2/3/2013
Granted to investors in private placement	28,000	$25.00	2/3/2013
Granted to placement agent in private placement	125	$15.00	2/3/2013
Granted to placement agent in private placement	125	$25.00	2/3/2013
Granted to investors in private placement	25,000	$15.00	2/8/2013
Granted to investors in private placement	25,000	$25.00	2/8/2013
Granted to investors in private placement	95,958	$30.00	12/7/2014
Total outstanding warrants accounted for as equity	517,988
Weighted average exercise price		$20.00
Weighted average time to expiration in years			1.18 years
Totals for all warrants outstanding:
Total	1,254,004
Weighted average exercise price		$20.10
Weighted average time to expiration in years			3.13 years

Warrant Activity
Warrants	Shares	Weighted- Average Exercise Price
Outstanding at January 1, 2013	1,254,004	$20.08
Granted	9,175	12.60
Exercised	—	—
Forfeited or expired	(212,725)	17.69
Outstanding at September 30, 2013	1,050,454	$20.46

Warrants:	Shares	Weighted- Average Exercise Price
Outstanding at January 1, 2012	752,753	$19.20
Granted	702,034	$14.40
Exercised	(16,546)	$12.80
Forfeited or expired	(184,237)	$19.00
Outstanding at December 31, 2012	1,254,004	$20.10